Other Intangible Assets - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Trademark [member]
IFRS Statement [Line Items]
Acquisitions through business combinations, intangible assets other than goodwill	$ 1,800